Expenses by Nature - Expenses Classified by Nature (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Mine depreciation	CAD 73	CAD 63	CAD 59
Salaries and benefits	32	37	35
Total	1,016	963	1,008
Fuel and purchased power
Disclosure of products and services [line items]
Fuel	775	755	775
Coal inventory writedown (recovery)	0	(4)	22
Purchased power	162	143	147
Mine depreciation	73	63	59
Salaries and benefits	6	6	5
Other operating expenses	0	0	0
Total	1,016	963	1,008
Operations, maintenance, and administration
Disclosure of products and services [line items]
Fuel	0	0	0
Coal inventory writedown (recovery)	0	0	0
Purchased power	0	0	0
Mine depreciation	0	0	0
Salaries and benefits	248	249	250
Other operating expenses	269	240	242
Total	CAD 517	CAD 489	CAD 492